Loans and financing	12 Months Ended
Dec. 31, 2021
Loans and financing

20.	Loans and financing

They are classified as financial liabilities measured at amortized cost, being represented by non-derivative financial liabilities that are not usually traded before maturity.

At the initial recognition they are recorded by their fair value, and after initial recognition, they are measured by the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in income, under financial expenses.

Description	Currency	Charge	Maturity	December 2021	December 2020
KFW Finnvera (ii)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	278,176	344,125
BAML (ii)	EUR	0.2790% p.a.	Aug 2021	-	570,844
Scotia¹ (ii)	USD	1.2410–1.7340% p.a.	Apr 2024	559,650	1,030,761
BNP Paribas (ii)	USD	2.8220% p.a.	Jan 2022	428,793	399,302
BNP Paribas (ii)	BRL	7.0907% p.a.	Jan 2024	515,166	-
Debêntures² (ii)	BRL	IPCA + 4.1682% p.a. (i)	June 2028	1,667,399	-
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	396,281	-
Total				3,845,465	2,345,032
Current				(538,450)	(1,689,385)
Non-current				3,307,015	655,647

¹	The outstanding debt rate on December 31, 2021 with Scotia Bank is 1.4748% p.a.
²	The automatic decrease of up to 0.25bps is estimated in remunerative interest will comply with sustainable targets established in the indenture.

Insurances

(i)	Certain receivables from TIM S.A.;

(ii)	Do not have a guarantee.

The Company's financing, contracted with BNDES, was obtained for the expansion of the mobile telephone network and has restrictive contractual clauses that provide for the fulfilment of certain financial and non-financial rates calculated every six months. In February 2020, the company made the full prepayment of financing obtained from BNDES, active at that time; however, there are still contracts in effect with the bank regulating the lines of credit available for withdrawal that are shown in the table below: Financial indices are: (1) Shareholders' equity over total assets; (2) EBITDA on net financial expenses; (3) Total financial debt on EBITDA and (4) Short-term net financial debt to EBITDA. The Company has been complying with all the established ratios.

In April 2021, the Company contracted a new loan with The Bank of Nova Scotia, in the amount of R$ 572 million, at the cost of CDI + 1.05% p.a. and a 3-year term. The operation aimed to strengthen the Company's cash for working capital.

In April 2021, the Company contracted a new loan with BNP Paribas, in the amount of R$ 500 million, at the cost of CDI + 1.07% p.a. and a 2.9-year term. The operation aimed to strengthen the Company's cash for working capital.

In June 2021, the Company carried out the second issue of simple, non-convertible, unsecured debentures, carried out pursuant to CVM Instruction No. 476, in the amount of R$ 1,600 million. The debentures have a sustainable component that allows them to be qualified as sustainability-linked and, in case of compliance with the sustainable targets established in the indenture, the remunerative interest of IPCA + 4.1682% p.a. can be automatically reduced by up to 0.25bps. The debentures will bear semiannual interest and amortization will take place, respectively, in the 5th, 6th and 7th year. The issue was aimed at financing projects for the implementation, expansion and modernization of fixed and mobile networks in different technologies, including 5G, and falls within the provisions of Law No. 12431 of June 24, 2011. Within the scope of this operation, the Company elected to sign an interest rate swap contract for hedging purposes, at the cost of CDI + 0.95% per annum. During the term of the operation, compliance with the financial ratio of Net debt to EBITDA, an indicator that has been met to date, must also be observed.

In November 2021, the Company obtained from BNDES the FINAME credit facility in the total available amount of R$ 390 million, at the cost of IPCA + 4.2283% p.a. and a total term of 10 years with a 3-year grace period to start of amortization. The Company elected to sign an interest rate swap contract for hedging purposes, at the final cost of 96.95% of CDI.

The table below shows the position of financing and available lines of credit:

					Amount used until 30 September 2020
Type	Currency	Term	Term	Remaining value		Amount used up to December 31, 2021
BNDES (i)	TJLP	May 2018	Mar 2022	1,090,000	1,090,000	-
BNDES (ii)	TJLP	May 2018	Mar 2022	20,000	20,000	-
FINAME (iii)	IPCA	Mar 2019	Mar 2022	390,000	-	390,000
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	752,479	-
Total R$:				2,252,479	1,862,479	390,000

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of National equipment
(ii)	Investments in social projects within the community
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil

Loans and financing on December 31, 2021 due in long-term is in accordance with the following schedule:

2023	88,818
2024	1,125,526
2025	80,712
2026	615,727
2027	615,727
2028	618,006
2029	55,714
2030	55,714
2031	51,071
3,307,015

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value

2022	538,450
2023	88,818
2024	1,125,526
2025	80,712
2026	615,727
2027	615,727
2028	618,006
2029	55,714
2030	55,714
2031	51,071
3,845,465

Fair value of loans

In Brazil, there is no consolidated long-term debt market with the characteristics verified in the financing obtained from KFW Finnvera, which has the Finnish development agency Finnvera as guarantor. Both are financing for the purchase of equipment and, therefore, have a character of subsidy and promotion of commercial activity between the company and certain suppliers. For the purposes of fair value analysis, considering the characteristics of this transaction, the company understands that its fair value is equal to that recorded on the balance sheet.

With respect to proceeds contracted with the Bank of Nova Scotia, BNP Paribas, Debentures and BNDES, the fair value of these loans is considered to be the present value of the active tip of the swap contracts that protect the company from changes in exchange rates and interest. The fair value of the operations on December 31, 2021 is, respectively, R$ 563,259, R$ 524,422, R$ 1,635,203 and R$ 384,073.